                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment           [ ] Amendment Number : _______
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSD Capital, L.P.
Address: 645 Fifth Avenue, 21st Floor
         New York, NY 10022

Form 13F File Number: 28-5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc R. Lisker, Esq.
Title: General Counsel, MSD Capital, L.P.
Phone: (212) 303-1668

Signature, Place, and Date of Signing:


/s/ Marc R. Lisker                          New York, NY         May 15, 2009
-------------------------------------   -------------------   ------------------
(Signature)                                (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         9
Form 13F Information Table Value Total:   363,925 (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
        Column 1         Column 2   Column 3   Column 4         Column 5         Column 6   Column 7          Column 8
-----------------------  --------  ---------  ----------  --------------------  ----------  --------  -----------------------
                                                                                                          Voting Authority
                         Title of                Value     Shrs or   SH/  Put/  Investment    Other   -----------------------
     Name of Issuer        Class     Cusip    (X $1,000)   prn amt   PRN  Call  Discretion  Managers     Sole    Shared  None
     --------------      --------  ---------  ----------  ---------  ---  ----  ----------  --------  ---------  ------  ----
ASBURY AUTOMOTIVE GROUP
   INC                      COM    043436104   15,888     3,686,273   SH           SOLE               3,686,273     0      0
DINEEQUITY INC              COM    254423106   29,797     2,512,356   SH           SOLE               2,512,356     0      0
DOLLAR THRIFTY
   AUTOMOTIVE GP            COM    256743105    2,095     1,805,800   SH           SOLE               1,805,800     0      0
ECHOSTAR CORP              CL A    278768106   54,443     3,671,129   SH           SOLE               3,671,129     0      0
NALCO HOLDING COMPANY       COM    62985Q101  100,860     7,716,904   SH           SOLE               7,716,904     0      0
SCHOOL SPECIALTY INC        COM    807863105   48,979     2,784,500   SH           SOLE               2,784,500     0      0
SUNSTONE HOTEL INVS INC
   NEW                      COM    867892101    7,773     2,955,340   SH           SOLE               2,955,340     0      0
TYLER TECHNOLOGIES INC      COM    902252105   59,250     4,049,923   SH           SOLE               4,049,923     0      0
WRIGHT EXPRESS CORP         COM    98233Q105   44,840     2,461,055   SH           SOLE               2,461,055     0      0

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.